UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05426

AIM Investment Funds (Invesco Investment Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas		77046
(Address of principal executive offices)		(Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(713) 626-1919

Date of fiscal year end:	7/31

Date of reporting period:	04/30/10

Item 1.  Schedule of Investments.

Invesco Alternative Opportunities Fund*

Portfolio of Investments • April 30, 2010 (unaudited)

NUMBER OF SHARES		VALUE
	Investment Trusts/Mutual Funds (98.2%)
110,212	Morgan Stanley Commodities Alpha Fund Class I (a)	$2,089,616
53,149	Morgan Stanley FX Series Funds - Alpha Plus Strategy Portfolio Class I (a)	1,538,129
184,829	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Debt Portfolio Class I	2,406,479
34,376	Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio Class I	815,408
215,380	Morgan Stanley Institutional Fund, Inc. - Global Real Estate Portfolio Class I	1,710,116
138,640	Morgan Stanley Prime Income Trust	1,038,413
	Total Investment Trusts/Mutual Funds (Cost $7,666,215)	9,598,161

NUMBER OF SHARES (000)
	Short-Term Investment (b) (2.1%)
	Investment Company
208	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $207,761)		207,761
	Total Investments (Cost $7,873,976) (c)	100.3%	9,805,922
	Liabilities in Excess of Other Assets	(0.3)	(33,031)
	Net Assets	100.0%	$9,772,891

(a)                                                 Non-income producing security.

(b)                                                 The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(c)                                                  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

1

Invesco Alternative Opportunities Fund*

Notes to the Portfolio of Investments • April 30, 2010 (unaudited)

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Assets
Investment Trusts/Mutual Funds	$9,598,161	$9,598,161	—	—
Short-Term Investment - Investment Company	207,761	207,761	—	—
Total	$9,805,922	$9,805,922	—	—

Valuation of Investments - (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; (2) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley (the “Transaction”).  In contemplation of the Transaction, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”), pursuant to which substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”).  On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.  On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the New Fund in exchange for their shares of the Fund.  In addition, effective June 17, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the New Fund.

Invesco Commodities Alpha Fund*

Portfolio of Investments • April 30, 2010 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		EXPIRATION DATE	VALUE
	Commodity-Linked Securities (34.0%)
$8,559	Cargill Commodity Linked Note (a)	12/02/10	$8,513,347
8,500	Cargill Commodity Linked Note (a)	03/10/11	10,126,544
4,700	Commonwealth Bank of Australia Commodity Linked Note (a)	01/18/11	4,396,548
10,000	Commonwealth Bank of Australia Commodity Linked Note (a)	03/14/11	11,920,619
3,500	UBS Commodity Linked Note (a)	03/14/11	4,172,216
	Total Commodity-Linked Securities (Cost $35,259,144)		39,129,274

NUMBER OF SHARES
Wholly-Owned Subsidiary (16.3%)
2,273,640	Morgan Stanley Commodities Alpha Fund (Cayman), Ltd. (Cost $16,485,817) (b)	18,686,773

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (49.8%)
	Certificate of Deposit (1.7%)
$2,000	BNP Paribas (Cost $2,000,000)	0.26%	06/07/10	2,000,000
	Commercial Paper (22.6%)
2,000	Bank Nederlands Gemeenten	0.00	07/06/10	1,998,828
5,000	Credit Suisse - Sydney	0.00	05/24/10	4,999,234
5,000	ING Bank N.V.	0.00	05/24/10	4,999,266
5,000	KfW International Finance Inc.	0.00	05/24/10	4,999,329
2,000	Kingdom of Netherlands	0.00	10/13/10	1,997,138
5,000	Landwirt Rentenbank	0.00	08/23/10	4,996,031
2,000	Lloyds TSB Bank PLC	0.00	07/21/10	1,998,517
	Total Commercial Paper (Cost $25,988,343)			25,988,343

NUMBER OF SHARES (000)
	Investment Company (c) (25.5%)
29,261	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $29,260,790)		29,260,790
	Total Short-Term Investments (Cost $57,249,133)		57,249,133
	Total Investments (Cost $108,994,094) (d)	100.1%	115,065,180
	Liabilities in Excess of Other Assets	(0.1)	(102,257)
	Net Assets	100.0%	$114,962,923

(a)                                                 Security is linked to the Dow Jones UBS Commodities Index Total Return.  The index is currently comprised of futures contracts on nineteen physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.

(b)                                                 Investment in a wholly-owned subsidiary.

(c)                                                  The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(d)                                                 The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

1

Invesco Commodities Alpha Fund*

Notes to the Portfolio of Investments • April 30, 2010 (unaudited)

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is the summary of the inputs used as of April 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT APRIL 30, 2010 USING
INVESTMENT TYPE	TOTAL	UNADJUSTED QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL INVESTMENTS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Commodity-Linked Securities	$39,129,274	—	$39,129,274	—
Wholly-Owned Subsidiary	18,686,773	—	18,686,773	—
Short-Term Investments
Certificate of Deposit	2,000,000	—	2,000,000	—
Commercial Paper	25,988,343	—	25,988,343	—
Investment Company	29,260,790	$29,260,790	—	—
Total Short-Term Investments	57,249,133	29,260,790	27,988,343	—
Total	$115,065,180	$29,260,790	$85,804,390	—

Valuation of Investments - (1) commodity-linked notes are marked-to-market daily based upon quotations from market makers; (2) the value of shares of the Subsidiary will fluctuate with the value of the Subsidiary’s portfolio of investments; (3) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), an affiliate of the Investment Advisor, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s

Trustees. (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley (the “Transaction”).  In contemplation of the Transaction, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the “Reorganization”), pursuant to which substantially all of the assets of the Fund would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Fund”).  On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.  On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the New Fund in exchange for their shares of the Fund.  In addition, effective June 17, 2010, the Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the New Fund.

Item 2.    Controls and Procedures.

(a)          As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended.  Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)   There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	June 29, 2010

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	June 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	June 29, 2010